Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions

	Three Months Ended
	March 31, 2023	March 31, 2022
Related party transactions	$—	$340

	Years Ended
	December 31, 2022	December 31, 2021
Related party transactions	$1,090	$1,390